Lease obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Current	$ 464	$ 368
Non-current	427	506
Lease liability	$ 891	$ 874
Incremental borrowing rate current %	6.00%
Maturity	2026
Minimums [Member]
Statement [Line Items]
Incremental borrowing rate current %	4.00%
Incremental borrowing rate non current %	4.00%
Maturity	2027
Maximums [Member]
Statement [Line Items]
Incremental borrowing rate current %	6.00%
Incremental borrowing rate non current %	6.00%
Maturity	2030